Trade payables and others (Details) € in Thousands	Dec. 31, 2024 EUR (€) loan	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 loan	Dec. 31, 2023 loan_agreement	Dec. 31, 2022 EUR (€) loan	Aug. 31, 2022 loan
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Suppliers (excluding payables related to capital expenditures)	€ 7,923	€ 8,561			€ 13,656
Tax and employee-related payables	6,962	7,021			5,978
Other payables	1,122	1,436			1,260
Trade payables and others excluding payables related to capital expenditures	16,007	17,018			20,894
Payables related to capital expenditures	0	0			17
Payables and others	€ 16,007	€ 17,018			€ 20,911
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Borrowing, number of loan agreement	2		2	2	2	2